Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 2,356
Ending balance	3,013	€ 2,356
Cash flow hedges [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,244	2,295
Repayment	(700)
Amortization	5	3
Net exchange difference	104	(54)
Ending balance	1,653	2,244
Cash flow hedges [member] | Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	111	118
Movements related to fair value hedges	(5)	(3)
Amortization	(1)	(1)
Net exchange difference	7	(4)
Ending balance	113	111
Cash flow hedges [member] | Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,356	4,051
Addition	700	1,604
Repayment	(209)	(3,239)
Disposal of a business		(8)
Amortization	3	2
Net exchange difference	162	(54)
Ending balance	3,013	2,356
Cash flow hedges [member] | Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(14)	(11)
Realized gains / losses in income statement	(5)	(3)
Net exchange difference	(1)
Ending balance	€ (20)	€ (14)